UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset Ultra-Short Income Fund
Class A [ARMZX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$33	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$464,420,028
Total Number of Portfolio Holdings*	441
Portfolio Turnover Rate	21%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Ultra-Short Income Fund	PAGE 1	7579-STSR-0125

Western Asset Ultra-Short Income Fund
Class C [LWAIX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$72	1.41%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$464,420,028
Total Number of Portfolio Holdings*	441
Portfolio Turnover Rate	21%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Ultra-Short Income Fund	PAGE 1	7055-STSR-0125

Western Asset Ultra-Short Income Fund
Class C1 [ARMGX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$70	1.38%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$464,420,028
Total Number of Portfolio Holdings*	441
Portfolio Turnover Rate	21%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Ultra-Short Income Fund	PAGE 1	7507-STSR-0125

Western Asset Ultra-Short Income Fund
Class I [SBAYX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$19	0.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$464,420,028
Total Number of Portfolio Holdings*	441
Portfolio Turnover Rate	21%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Ultra-Short Income Fund	PAGE 1	7724-STSR-0125

Western Asset Ultra-Short Income Fund
Class IS [ARMLX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$17	0.34%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$464,420,028
Total Number of Portfolio Holdings*	441
Portfolio Turnover Rate	21%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Ultra-Short Income Fund	PAGE 1	7131-STSR-0125

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Ultra-Short Income Fund
Financial Statements and Other Important Information
Semi-Annual  | November 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
November 30, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 52.5%
Communication Services — 2.1%
Diversified Telecommunication Services — 0.3%
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	$250,000	$230,704
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	568,000	477,345
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	680,000	663,297 (a)
Total Diversified Telecommunication Services				1,371,346
Entertainment — 0.6%
Warnermedia Holdings Inc., Senior Notes	3.638%	3/15/25	1,760,000	1,752,715
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	1,220,000	1,181,788
Total Entertainment				2,934,503
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	700,000	691,147 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,013,000	1,012,605
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	130,000	119,746 (a)
Total Media				1,823,498
Wireless Telecommunication Services — 0.8%
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	2,810,000	2,795,446
T-Mobile USA Inc., Senior Notes	2.050%	2/15/28	770,000	710,671
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	90,000	84,876
Total Wireless Telecommunication Services				3,590,993

Total Communication Services				9,720,340
Consumer Discretionary — 4.7%
Automobiles — 2.7%
American Honda Finance Corp., Senior Notes	4.950%	1/9/26	490,000	491,920
BMW US Capital LLC, Senior Notes	4.650%	8/13/29	1,410,000	1,400,799 (a)
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	2,710,000	2,664,210
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	1,210,000	1,202,442
General Motors Co., Senior Notes	4.200%	10/1/27	1,080,000	1,063,280
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	1,590,000	1,570,944
General Motors Financial Co. Inc., Senior Notes	1.500%	6/10/26	1,400,000	1,332,571
Hyundai Capital America, Senior Notes	5.950%	9/21/26	1,380,000	1,405,421 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	1,500,000	1,427,257 (a)
Total Automobiles				12,558,844
Broadline Retail — 0.5%
eBay Inc., Senior Notes	1.400%	5/10/26	950,000	906,980
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Broadline Retail — continued
Prosus NV, Senior Notes	3.257%	1/19/27	$1,330,000	$1,268,471 (a)
Total Broadline Retail				2,175,451
Hotels, Restaurants & Leisure — 1.5%
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	70,000	71,449 (a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	190,000	196,104 (a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	190,000	204,074 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,890,000	2,853,297
Las Vegas Sands Corp., Senior Notes	5.900%	6/1/27	2,090,000	2,124,195
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	460,000	488,518 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	470,000	469,647 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	330,000	306,581
Sands China Ltd., Senior Notes	2.850%	3/8/29	220,000	196,752
Total Hotels, Restaurants & Leisure				6,910,617
Specialty Retail — 0.0%††
Home Depot Inc., Senior Notes	2.875%	4/15/27	310,000	300,296

Total Consumer Discretionary				21,945,208
Consumer Staples — 2.3%
Consumer Staples Distribution & Retail — 0.3%
Kroger Co., Senior Notes	4.600%	8/15/27	1,430,000	1,436,738
Personal Care Products — 0.6%
Haleon UK Capital PLC, Senior Notes	3.125%	3/24/25	1,810,000	1,801,000
Kenvue Inc., Senior Notes	5.350%	3/22/26	940,000	950,280
Total Personal Care Products				2,751,280
Tobacco — 1.4%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,150,000	1,137,630
Altria Group Inc., Senior Notes	2.625%	9/16/26	1,550,000	1,497,706
Altria Group Inc., Senior Notes	6.200%	11/1/28	790,000	830,074
BAT Capital Corp., Senior Notes	3.557%	8/15/27	500,000	485,576
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	1,460,000	1,402,477
Philip Morris International Inc., Senior Notes	4.750%	2/12/27	1,080,000	1,085,006
Total Tobacco				6,438,469

Total Consumer Staples				10,626,487
Energy — 7.1%
Oil, Gas & Consumable Fuels — 7.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	250,000	259,591 (a)
Chevron USA Inc., Senior Notes	0.687%	8/12/25	120,000	116,760
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	$1,707,000	$1,735,226 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	1,300,000	1,342,578 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,210,000	1,147,207 (a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,650,000	2,669,553
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	3,140,000	3,060,571
Diamondback Energy Inc., Senior Notes	5.200%	4/18/27	1,090,000	1,104,288
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	30,000	30,104 (b)(c)
Energy Transfer LP, Senior Notes	4.750%	1/15/26	1,160,000	1,158,676
Energy Transfer LP, Senior Notes	5.550%	2/15/28	1,100,000	1,126,691
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	1,160,000	1,156,448
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	2,950,000	2,921,535
Enterprise Products Operating LLC, Senior Notes	4.600%	1/11/27	490,000	491,277
EQT Corp., Senior Notes	3.125%	5/15/26	1,960,000	1,907,684 (a)
EQT Corp., Senior Notes	3.900%	10/1/27	560,000	547,687
EQT Corp., Senior Notes	5.000%	1/15/29	550,000	549,002
Expand Energy Corp., Senior Notes	8.375%	9/15/28	410,000	421,669
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,510,000	1,504,876
MPLX LP, Senior Notes	4.875%	6/1/25	50,000	50,005
MPLX LP, Senior Notes	1.750%	3/1/26	1,150,000	1,107,384
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	940,000	910,953
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	170,000	162,801
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,160,000	1,117,340
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,550,000	1,492,890 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,630,000	1,674,244
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	420,000	469,441 (a)
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	190,000	188,885
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,860,000	1,852,279
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	640,000	667,374

Total Energy				32,945,019
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financials — 18.9%
Banks — 11.2%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	$1,600,000	$1,571,829 (c)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	5,730,000	5,622,221 (c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	1,930,000	1,914,355 (c)
Bank of America Corp., Subordinated Notes (3 mo. Term SOFR + 1.022%)	5.968%	9/15/26	200,000	201,241 (c)
Bank of Nova Scotia, Senior Notes	1.350%	6/24/26	780,000	743,026
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	3,220,000	3,172,541 (a)(c)
BNP Paribas SA, Senior Notes (2.591% to 1/20/27 then SOFR + 1.228%)	2.591%	1/20/28	700,000	667,282 (a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	650,000	654,918 (a)(c)
Citibank NA, Senior Notes	4.929%	8/6/26	1,550,000	1,558,905
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	400,000	399,411 (b)(c)
Citigroup Inc., Senior Notes (3.070% to 2/24/27 then SOFR + 1.280%)	3.070%	2/24/28	1,330,000	1,281,894 (c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	1,570,000	1,560,447 (c)
Citigroup Inc., Senior Notes (3.290% to 3/17/25 then SOFR + 1.528%)	3.290%	3/17/26	1,250,000	1,243,983 (c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	550,000	535,474 (a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	900,000	884,929 (a)(c)
DNB Bank ASA, Senior Notes (1.535% to 5/25/26 then 1 year Treasury Constant Maturity Rate + 0.720%)	1.535%	5/25/27	1,230,000	1,171,589 (a)(c)
Goldman Sachs Bank USA, Senior Notes (5.283% to 3/18/26 then SOFR + 0.777%)	5.283%	3/18/27	930,000	936,313 (c)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	1,100,000	1,115,973 (c)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	$2,780,000	$2,750,435 (c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	610,000	613,347 (c)
Royal Bank of Canada, Senior Notes	1.150%	7/14/26	2,870,000	2,723,834
Santander UK Group Holdings PLC, Senior Notes (1.673% to 6/14/26 then SOFR + 0.989%)	1.673%	6/14/27	1,400,000	1,329,313 (c)
Swedbank AB, Senior Notes	3.356%	4/4/25	1,960,000	1,950,126 (a)
Toronto-Dominion Bank, Senior Notes	1.200%	6/3/26	3,620,000	3,441,975
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	890,000	905,977 (c)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	150,000	142,185 (c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	260,000	268,143 (c)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	6,300,000	6,231,705 (c)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	2,770,000	2,759,553 (c)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,470,000	1,456,018
Westpac Banking Corp., Senior Notes	1.150%	6/3/26	2,160,000	2,057,308
Total Banks				51,866,250
Capital Markets — 5.3%
Charles Schwab Corp., Senior Notes	1.150%	5/13/26	1,560,000	1,486,411
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	150,000	149,360
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	5,790,000	5,744,967 (c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	700,000	681,695 (c)
Goldman Sachs Group Inc., Senior Notes (5.727% to 4/25/29 then SOFR + 1.265%)	5.727%	4/25/30	940,000	970,461 (c)
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	7,830,000	7,528,858 (c)
Morgan Stanley, Senior Notes (4.210% to 4/20/27 then SOFR + 1.610%)	4.210%	4/20/28	1,970,000	1,945,202 (c)
Morgan Stanley, Senior Notes (5.656% to 4/18/29 then SOFR + 1.260%)	5.656%	4/18/30	940,000	968,414 (c)
UBS AG, Senior Notes	7.950%	1/9/25	300,000	300,823
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
UBS AG, Senior Notes	1.250%	6/1/26	$1,200,000	$1,142,587
UBS AG, Senior Notes	7.500%	2/15/28	400,000	431,268
UBS Group AG, Senior Notes (1.494% to 8/10/26 then 1 year Treasury Constant Maturity Rate + 0.850%)	1.494%	8/10/27	1,050,000	991,291 (a)(c)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	2,390,000	2,355,932 (a)(c)
Total Capital Markets				24,697,269
Consumer Finance — 0.3%
American Express Co., Senior Notes (5.645% to 4/23/26 then SOFR + 0.750%)	5.645%	4/23/27	280,000	283,307 (c)
Mercedes-Benz Finance North America LLC, Senior Notes	5.100%	11/15/29	1,170,000	1,182,579 (a)
Total Consumer Finance				1,465,886
Financial Services — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	2,110,000	2,017,684
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	6.100%	1/15/27	1,310,000	1,342,827
GA Global Funding Trust, Secured Notes	1.625%	1/15/26	1,710,000	1,647,864 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	480,000	499,899 (a)
Kreditanstalt fuer Wiederaufbau, Senior Notes	0.375%	7/18/25	1,340,000	1,306,304
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	1,190,000	1,171,775
Total Financial Services				7,986,353
Insurance — 0.4%
Allstate Corp., Senior Notes	0.750%	12/15/25	200,000	192,285
Aon North America Inc., Senior Notes	5.150%	3/1/29	1,180,000	1,199,392
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	390,000	381,930 (a)
Total Insurance				1,773,607

Total Financials				87,789,365
Health Care — 6.2%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	4.800%	3/15/27	2,430,000	2,448,494
Health Care Equipment & Supplies — 0.5%
Roche Holdings Inc., Senior Notes	4.790%	3/8/29	980,000	992,806 (a)
Solventum Corp., Senior Notes	5.450%	2/25/27	1,430,000	1,448,174 (a)
Total Health Care Equipment & Supplies				2,440,980
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — 3.4%
Cardinal Health Inc., Senior Notes	4.700%	11/15/26	$930,000	$929,379
Cardinal Health Inc., Senior Notes	5.125%	2/15/29	1,350,000	1,369,015
Centene Corp., Senior Notes	4.250%	12/15/27	600,000	580,670
Centene Corp., Senior Notes	4.625%	12/15/29	450,000	431,732
CVS Health Corp., Senior Notes	3.875%	7/20/25	2,850,000	2,831,023
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,270,000	1,231,889
Humana Inc., Senior Notes	4.500%	4/1/25	200,000	199,750
Humana Inc., Senior Notes	1.350%	2/3/27	2,460,000	2,287,971
Humana Inc., Senior Notes	5.750%	12/1/28	230,000	236,878
McKesson Corp., Senior Notes	4.250%	9/15/29	1,380,000	1,362,326
Quest Diagnostics Inc., Senior Notes	4.600%	12/15/27	450,000	450,853
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	800,000	787,345
UnitedHealth Group Inc., Senior Notes	4.700%	4/15/29	1,910,000	1,925,637
UnitedHealth Group Inc., Senior Notes	4.800%	1/15/30	870,000	879,007
Total Health Care Providers & Services				15,503,475
Life Sciences Tools & Services — 0.2%
Agilent Technologies Inc., Senior Notes	4.200%	9/9/27	880,000	873,029
Pharmaceuticals — 1.6%
Astrazeneca Finance LLC, Senior Notes	1.200%	5/28/26	1,370,000	1,307,857
Bristol-Myers Squibb Co., Senior Notes	4.950%	2/20/26	170,000	171,120
Bristol-Myers Squibb Co., Senior Notes	4.900%	2/22/27	940,000	950,803
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	1,840,000	1,848,119
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	3,080,000	3,013,105
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	210,000	206,209
Total Pharmaceuticals				7,497,213

Total Health Care				28,763,191
Industrials — 4.2%
Aerospace & Defense — 1.8%
Boeing Co., Senior Notes	4.875%	5/1/25	1,030,000	1,028,888
Boeing Co., Senior Notes	2.750%	2/1/26	3,100,000	3,016,384
General Dynamics Corp., Senior Notes	1.150%	6/1/26	1,290,000	1,231,723
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	160,000	159,604
RTX Corp., Senior Notes	5.750%	11/8/26	2,720,000	2,774,758
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	230,000	234,036 (a)
Total Aerospace & Defense				8,445,393
Commercial Services & Supplies — 0.1%
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	230,000	229,376 (a)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ground Transportation — 0.3%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	$1,380,000	$1,304,549
Machinery — 0.6%
John Deere Capital Corp., Senior Notes	1.050%	6/17/26	1,040,000	988,382
John Deere Capital Corp., Senior Notes	4.950%	7/14/28	1,050,000	1,068,774
PACCAR Financial Corp., Senior Notes	1.100%	5/11/26	710,000	677,327
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	110,000	104,846 (a)
Total Machinery				2,839,329
Passenger Airlines — 0.8%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	250,000	264,304 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	620,000	633,587
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	414,000	322,223 *(a)(d)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	2,670,000	2,633,774 (a)
Total Passenger Airlines				3,853,888
Trading Companies & Distributors — 0.6%
Air Lease Corp., Senior Notes	1.875%	8/15/26	2,510,000	2,390,792
Air Lease Corp., Senior Notes	5.300%	2/1/28	520,000	528,300
Total Trading Companies & Distributors				2,919,092

Total Industrials				19,591,627
Information Technology — 2.2%
Electronic Equipment, Instruments & Components — 0.3%
Vontier Corp., Senior Notes	1.800%	4/1/26	1,690,000	1,622,032
Semiconductors & Semiconductor Equipment — 0.6%
Broadcom Inc., Senior Notes	5.050%	7/12/27	380,000	383,902
Intel Corp., Senior Notes	1.600%	8/12/28	1,400,000	1,247,287
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,090,000	1,032,994
Total Semiconductors & Semiconductor Equipment				2,664,183
Software — 0.7%
Oracle Corp., Senior Notes	1.650%	3/25/26	2,180,000	2,096,410
Oracle Corp., Senior Notes	4.200%	9/27/29	1,300,000	1,272,322
Total Software				3,368,732
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc., Senior Notes	1.400%	8/5/28	2,850,000	2,574,085

Total Information Technology				10,229,032
Materials — 2.0%
Chemicals — 0.3%
MEGlobal BV, Senior Notes	4.250%	11/3/26	1,620,000	1,588,526 (a)
Metals & Mining — 1.0%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	420,000	450,329 (a)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Metals & Mining — continued
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	$1,630,000	$1,591,897 (a)
Glencore Funding LLC, Senior Notes	1.625%	4/27/26	1,560,000	1,494,061 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	240,000	234,350 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	850,000	841,399
Total Metals & Mining				4,612,036
Paper & Forest Products — 0.7%
Georgia-Pacific LLC, Senior Notes	0.950%	5/15/26	1,200,000	1,138,266 (a)
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	1,300,000	1,279,787 (a)
Suzano International Finance BV, Senior Notes	5.500%	1/17/27	640,000	645,198
Total Paper & Forest Products				3,063,251

Total Materials				9,263,813
Real Estate — 0.1%
Health Care REITs — 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	430,000	408,410 (a)

Utilities — 2.7%
Electric Utilities — 2.5%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.200%	10/1/28	1,010,000	1,032,466
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	450,000	451,781
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	970,000	955,402 (a)
Florida Power & Light Co., First Mortgage Bonds	5.150%	6/15/29	680,000	697,133
Georgia Power Co., Senior Notes	5.004%	2/23/27	1,110,000	1,122,841
NextEra Energy Capital Holdings Inc., Senior Notes	5.749%	9/1/25	240,000	241,572
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	1,730,000	1,614,960
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	890,000	911,633
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	1,560,000	1,579,497 (a)
Southern California Edison Co., First Mortgage Bonds	5.650%	10/1/28	1,970,000	2,037,750
Vistra Operations Co. LLC, Senior Secured Notes	5.050%	12/30/26	1,080,000	1,082,472 (a)(e)
Total Electric Utilities				11,727,507
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Multi-Utilities — 0.2%
Engie SA, Senior Notes	5.250%	4/10/29	$890,000	$907,633 (a)

Total Utilities				12,635,140
Total Corporate Bonds & Notes (Cost — $247,252,843)				243,917,632
Asset-Backed Securities — 16.7%
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. Term SOFR + 0.819%)	5.407%	10/25/35	412,584	391,278 (c)
Ally Auto Receivables Trust, 2022-3 A3	5.070%	4/15/27	360,169	360,858
American Credit Acceptance Receivables Trust, 2024-1 A	5.610%	1/12/27	305,721	306,041 (a)
Apex Credit CLO Ltd., 2020-1A A1RR (3 mo. Term SOFR + 1.450%)	6.067%	4/20/35	620,000	621,101 (a)(c)
Apidos CLO, XXXA A2R (3 mo. Term SOFR + 1.500%)	6.132%	10/18/31	1,230,000	1,234,547 (a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	940,000	890,058 (a)
Ballyrock CLO Ltd., 2019-2A A1RR (3 mo. Term SOFR + 1.400%)	5.921%	2/20/36	510,000	511,747 (a)(c)
Battery Park CLO Ltd., 2019-1A AR (3 mo. Term SOFR + 1.400%)	6.056%	7/15/36	320,000	320,954 (a)(c)
Black Diamond CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.650%)	6.279%	10/25/37	1,130,000	1,130,056 (a)(c)
Capital One Multi-Asset Execution Trust, 2022-A1 A1	2.800%	3/15/27	2,110,000	2,098,841
Capital One Prime Auto Receivables Trust, 2022-2 A3	3.660%	5/17/27	295,172	293,219
CarMax Auto Owner Trust, 2023-4 A2A	6.080%	12/15/26	512,251	514,467
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.961%	10/20/37	830,000	835,659 (a)(c)
Cascade MH Asset Trust, 2021-MH1 A1	1.753%	2/25/46	199,400	177,749 (a)
CCG Receivables Trust, 2021-2 A2	0.540%	3/14/29	73,230	72,740 (a)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	1,886,409	1,830,401 (a)
CMFT Net Lease Master Issuer LLC, 2021-1 A1	2.090%	7/20/51	1,024,744	905,739 (a)
CNH Equipment Trust, 2022-B A3	3.890%	8/16/27	927,260	921,693
College Ave Student Loans LLC, 2023-A C	6.060%	5/25/55	580,000	580,187 (a)
Columbia Cent CLO Ltd., 2022-32A A1R (3 mo. Term SOFR + 1.450%)	6.085%	7/24/34	1,100,000	1,101,136 (a)(c)
Commonbond Student Loan Trust, 2021-AGS A	1.200%	3/25/52	360,408	297,856 (a)
ECMC Group Student Loan Trust, 2016-1A A (30 Day Average SOFR + 1.464%)	6.199%	7/26/66	1,338,801	1,348,657 (a)(c)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Enterprise Fleet Financing LLC, 2023-1 A2	5.510%	1/22/29	$746,698	$750,151 (a)
Ford Credit Auto Lease Trust, 2023-A A4	4.830%	5/15/26	820,000	820,202
GECU Auto Receivables Trust, 2023-1A A3	5.630%	8/15/28	1,280,000	1,292,121 (a)
GM Financial Automobile Leasing Trust, 2023-1 A3	5.160%	4/20/26	316,039	316,471
GM Financial Automobile Leasing Trust, 2024-2 A2A	5.430%	9/21/26	1,401,066	1,407,935
GM Financial Revolving Receivables Trust, 2021-1 A	1.170%	6/12/34	5,500,000	5,179,963 (a)
GoldenTree Loan Management US CLO Ltd., 2019-4A ARR (3 mo. Term SOFR + 1.150%)	5.785%	4/24/31	705,620	706,451 (a)(c)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS A	2.310%	10/20/48	718,959	578,214 (a)
Greywolf CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.892%)	6.509%	4/26/31	667,000	668,973 (a)(c)
HalseyPoint CLO Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.480%)	6.069%	7/30/37	430,000	432,814 (a)(c)
Harley-Davidson Motorcycle Trust, 2024-A A2	5.650%	2/16/27	1,526,857	1,532,546
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	66,667	66,492 (a)
Hertz Vehicle Financing LLC, 2023-4A A	6.150%	3/25/30	100,000	103,586 (a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	1,500,000	1,406,914 (a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	361,743	303,764 (a)
Hilton Grand Vacations Trust, 2023-1A A	5.720%	1/25/38	624,484	632,997 (a)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. Term SOFR + 0.864%)	5.452%	10/25/35	321,108	317,206 (c)
Honda Auto Receivables Owner Trust, 2024-2 A2	5.480%	11/18/26	1,580,000	1,586,790
HPEFS Equipment Trust, 2023-1A A3	5.410%	2/22/28	1,356,000	1,359,355 (a)
Hyundai Auto Lease Securitization Trust, 2024-A A2A	5.150%	6/15/26	891,136	893,014 (a)
M&T Equipment Notes, 2023-1A A4	5.750%	7/15/30	1,270,000	1,290,043 (a)
Madison Park Funding Ltd., 2019-35A A1R (3 mo. Term SOFR + 1.252%)	5.869%	4/20/32	736,056	737,882 (a)(c)
Magnetite Ltd., 2020-26A A1R (3 mo. Term SOFR + 1.382%)	6.007%	7/25/34	270,000	270,054 (a)(c)
Midocean Credit CLO, 2017-7A BR (3 mo. Term SOFR + 1.862%)	6.518%	7/15/29	494,184	495,524 (a)(c)
Midocean Credit CLO, 2018-8A A1R (3 mo. Term SOFR + 1.312%)	5.833%	2/20/31	487,360	490,134 (a)(c)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Midocean Credit CLO, 2018-9A B (3 mo. Term SOFR + 2.012%)	6.629%	7/20/31	$1,250,000	$1,252,705 (a)(c)
Mountain View CLO Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.460%)	6.116%	4/15/34	470,000	471,270 (a)(c)
MVW LLC, 2020-1A A	1.740%	10/20/37	388,157	371,277 (a)
Navient Private Education Refi Loan Trust, 2019-A A2A	3.420%	1/15/43	23,028	22,697 (a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. Term SOFR + 1.014%)	5.624%	1/15/43	81,534	81,402 (a)(c)
Navient Student Loan Trust, 2015-1 A2 (30 Day Average SOFR + 0.714%)	5.449%	4/25/40	594,012	579,308 (c)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	5.449%	12/26/69	443,173	438,149 (a)(c)
Nelnet Student Loan Trust, 2015-2A A2 (30 Day Average SOFR + 0.714%)	5.449%	9/25/42	230,533	230,012 (a)(c)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	5.751%	4/20/62	1,550,000	1,526,277 (a)(c)
Nelnet Student Loan Trust, 2021-CA AFL (1 mo. Term SOFR + 0.854%)	5.461%	4/20/62	840,548	835,973 (a)(c)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. Term SOFR + 1.044%)	5.632%	8/25/34	294,543	311,491 (c)
Nissan Auto Lease Trust, 2023-B A3	5.690%	7/15/26	1,109,235	1,112,673
Ocean Trails CLO, 2020-10A AR2 (3 mo. Term SOFR + 1.300%)	5.956%	10/15/34	570,000	570,996 (a)(c)
Ocean Trails CLO Ltd., 2022-12A A1R (3 mo. Term SOFR + 1.330%)	5.947%	7/20/35	870,000	872,361 (a)(c)
Octagon Investment Partners Ltd., 2012-1A AARR (3 mo. Term SOFR + 1.212%)	5.868%	7/15/29	21,767	21,789 (a)(c)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. Term SOFR + 1.302%)	5.822%	5/23/31	565,663	567,254 (a)(c)
Oscar US Funding LLC, 2021-2A A4	1.270%	9/11/28	1,173,195	1,147,151 (a)
Palmer Square Loan Funding Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.050%)	6.161%	10/15/32	1,480,000	1,482,409 (a)(c)
Parliament Funding Ltd., 2020-1A AR (3 mo. Term SOFR + 1.512%)	6.129%	10/20/31	505,538	506,628 (a)(c)
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	6.106%	1/15/28	1,380,000	1,383,927 (a)(c)
RR Ltd., 2018-3A A1R2 (3 mo. Term SOFR + 1.352%)	6.008%	1/15/30	121,415	121,530 (a)(c)
Santander Drive Auto Receivables Trust, 2022-3 B	4.130%	8/16/27	210,345	209,905
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Santander Drive Auto Receivables Trust, 2022-4 B	4.420%	11/15/27	$1,110,000	$1,108,014
Santander Drive Auto Receivables Trust, 2023-5 A2	6.310%	7/15/27	399,458	400,715
SBNA Auto Lease Trust, 2024-B A2	5.670%	11/20/26	1,375,940	1,381,461 (a)
Sierra Timeshare Receivables Funding LLC, 2020-2A A	1.330%	7/20/37	641,005	630,468 (a)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. Term SOFR + 0.532%)	5.478%	12/15/39	911,852	889,288 (c)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	9.474%	10/15/41	1,066,366	1,114,021 (a)(c)
SLM Student Loan Trust, 2005-4 B (90 Day Average SOFR + 0.442%)	5.625%	7/25/55	124,969	117,096 (c)
SLM Student Loan Trust, 2006-2 A6 (90 Day Average SOFR + 0.432%)	5.615%	1/25/41	520,552	509,323 (c)
SLM Student Loan Trust, 2013-1 A3 (30 Day Average SOFR + 0.664%)	5.399%	5/26/55	568,035	560,213 (c)
SLM Student Loan Trust, 2013-6 A3 (30 Day Average SOFR + 0.764%)	5.499%	6/26/28	582,465	576,885 (c)
SMB Private Education Loan Trust, 2016-B A2B (1 mo. Term SOFR + 1.564%)	6.174%	2/17/32	10,245	10,253 (a)(c)
SMB Private Education Loan Trust, 2021-A APT2	1.070%	1/15/53	277,096	246,532 (a)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	370,020	341,224 (a)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. Term SOFR + 0.914%)	5.524%	1/15/53	1,882,772	1,870,849 (a)(c)
SMB Private Education Loan Trust, 2024-C A1B (30 Day Average SOFR + 1.100%)	5.898%	6/17/52	783,336	786,395 (a)(c)
SoFi Professional Loan Program Trust, 2020-C AFX	1.950%	2/15/46	351,909	326,265 (a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	749,806	690,409 (a)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	506,901	472,762 (a)
Synchrony Card Funding LLC, 2022-A1 A	3.370%	4/15/28	1,092,000	1,086,342
TCI-Flatiron CLO Ltd., 2016-1A AR3 (3 mo. Term SOFR + 1.100%)	5.747%	1/17/32	281,285	281,887 (a)(c)
Tesla Auto Lease Trust, 2023-B B	6.570%	8/20/27	1,530,000	1,551,466 (a)
TRP LLC, 2021-1 A	2.070%	6/19/51	834,690	776,908 (a)
Verizon Master Trust, 2023-2 A	4.890%	4/13/28	1,120,000	1,121,069
Volkswagen Auto Loan Enhanced Trust, 2023-2 A2A	5.720%	3/22/27	394,243	396,297
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Voya CLO Ltd., 2016-3A A1R2 (3 mo. Term SOFR + 1.150%)	5.782%	10/18/31	$1,220,707	$1,223,010 (a)(c)
Voya CLO Ltd., 2018-3A A1R2 (3 mo. Term SOFR + 1.200%)	5.856%	10/15/31	764,927	765,650 (a)(c)
Whitebox CLO Ltd., 2021-3A A1R (3 mo. Term SOFR + 1.270%)	5.926%	10/15/35	1,100,000	1,102,671 (a)(c)
Whitehorse Ltd., 2018-12A A (3 mo. Term SOFR + 1.512%)	6.168%	10/15/31	145,803	146,077 (a)(c)
Woodmont Trust, 2023-12A A1R (3 mo. Term SOFR + 1.400%)	6.025%	10/25/32	1,060,000	1,062,662 (a)(c)
World Omni Auto Receivables Trust, 2024-B A2B (30 Day Average SOFR + 0.430%)	5.236%	9/15/27	1,650,352	1,651,711 (c)

Total Asset-Backed Securities (Cost — $78,830,005)				77,699,687
Collateralized Mortgage Obligations(f) — 13.2%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. Term SOFR + 1.180%)	5.803%	9/15/34	500,000	492,926 (a)(c)
Angel Oak Mortgage Trust, 2021-7 A3	2.337%	10/25/66	271,778	236,148 (a)(c)
AOA Mortgage Trust, 2021-1177 A (1 mo. Term SOFR + 0.989%)	5.599%	10/15/38	790,000	775,406 (a)(c)
AREIT Trust, 2021-CRE5 A (1 mo. Term SOFR + 1.194%)	5.805%	11/17/38	124,739	124,429 (a)(c)
BANK, 2021-BN32 A5	2.643%	4/15/54	960,000	843,927 (c)
BANK, 2021-BN36 A5	2.470%	9/15/64	390,000	335,702
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.134%	9/15/54	12,287,017	543,658 (c)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	620,000	536,300
Benchmark Mortgage Trust, 2023-V3 A3	6.363%	7/15/56	850,000	887,993 (c)
Benchmark Mortgage Trust, 2023-V3 XA, IO	1.053%	7/15/56	20,899,415	539,974 (c)
BHMS, 2018-ATLS A (1 mo. Term SOFR + 1.547%)	6.156%	7/15/35	910,000	909,805 (a)(c)
BOCA Commercial Mortgage Trust, 2024-BOCA A (1 mo. Term SOFR + 1.921%)	6.530%	8/15/41	780,000	784,625 (a)(c)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	209,310	201,191 (a)(c)
BRAVO Residential Funding Trust, 2024-NQM1 A1	5.943%	12/1/63	729,755	734,060 (a)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	5.875%	8/19/38	784,161	780,246 (a)(c)
BX Commercial Mortgage Trust, 2020-VIV4 A	2.843%	3/9/44	1,290,000	1,150,347 (a)
BX Commercial Mortgage Trust, 2021-CIP A (1 mo. Term SOFR + 1.035%)	5.644%	12/15/38	104,501	104,298 (a)(c)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
BX Commercial Mortgage Trust, 2021-SOAR A (1 mo. Term SOFR + 0.784%)	5.394%	6/15/38	$964,412	$962,932 (a)(c)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. Term SOFR + 0.814%)	5.424%	9/15/36	1,460,000	1,458,302 (a)(c)
BX Commercial Mortgage Trust, 2022-AHP A (1 mo. Term SOFR + 0.990%)	5.599%	1/17/39	1,570,000	1,559,281 (a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	5.002%	8/25/35	909	874 (a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	5.282%	10/25/35	4,056	3,900 (a)(c)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	734,468	647,194 (a)(c)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	315,265
Cross Mortgage Trust, 2023-H2 A1A	7.135%	11/25/68	653,529	665,704 (a)
Cross Mortgage Trust, 2024-H2 A1	6.093%	4/25/69	335,476	337,716 (a)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	81,030	78,189 (a)
CSMC Trust, 2019-AFC1 A2	3.776%	7/25/49	178,167	172,540 (a)
CSMC Trust, 2019-AFC1 A3	3.877%	7/25/49	178,167	171,547 (a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,480,000	1,342,039 (a)
CSMC Trust, 2020-AFC1 A1	3.240%	2/25/50	291,819	277,864 (a)(c)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	356,298	292,876 (a)(c)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	356,298	296,891 (a)(c)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	430,914	373,548 (a)(c)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	735,568	612,073 (a)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	426,553	367,226 (a)(c)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,353,270	1,222,090 (a)(c)
Deephaven Residential Mortgage Trust, 2024-1 A1	5.735%	7/25/69	213,535	213,975 (a)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	563,717	467,159 (a)(c)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	297,904	259,432 (a)(c)
ELP Commercial Mortgage Trust, 2021-ELP A (1 mo. Term SOFR + 0.815%)	5.425%	11/15/38	1,218,582	1,214,582 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KS12 A (30 Day Average SOFR + 0.764%)	5.614%	8/25/29	1,197,612	1,202,528 (c)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4945 KF, PAC (30 Day Average SOFR + 0.564%)	5.299%	9/25/49	$620,794	$609,881 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.034%	8/25/33	270,083	276,634 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	6.834%	10/25/33	803,318	823,653 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.134%	2/25/42	880,000	902,383 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	9.234%	6/25/42	810,000	871,452 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	6.684%	2/25/44	510,000	516,919 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 19 F	5.577%	6/1/28	19	19 (c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1M2C (30 Day Average SOFR + 2.264%)	6.999%	10/25/30	320,000	324,285 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	7.825%	6/25/43	300,000	315,251 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	7.234%	10/25/43	870,000	892,358 (a)(c)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	73,127	72,565 (c)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	5.037%	3/25/42	551,912	543,144 (c)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	5.014%	8/25/43	284,649	284,907 (c)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	4.597%	8/25/42	213,120	208,506 (c)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (30 Day Average SOFR + 0.514%)	5.249%	5/25/42	$43,784	$43,676 (c)
GCAT Trust, 2020-NQM1 A3	3.554%	1/25/60	758,321	733,196 (a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	5.471%	2/20/61	23,422	23,393 (c)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	5.371%	3/20/63	103,798	103,131 (c)
Government National Mortgage Association (GNMA), 2016-H07 FK (1 mo. Term SOFR + 1.114%)	5.971%	3/20/66	1,073,356	1,076,614 (c)
Government National Mortgage Association (GNMA), 2017-H15 FN (1 mo. Term SOFR + 0.614%)	5.471%	7/20/67	312,208	311,007 (c)
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	5.211%	4/20/70	1,887,315	1,868,491 (c)
Government National Mortgage Association (GNMA), 2021-H09 QF (30 Day Average SOFR + 1.500%)	6.261%	6/20/71	2,932,708	2,995,011 (c)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	5.061%	9/20/71	2,546,340	2,526,068 (c)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	5.744%	7/15/39	1,070,268	1,069,272 (a)(c)
GS Mortgage Securities Corp. Trust, 2000-1A A (1 mo. Term SOFR + 0.464%)	5.425%	3/20/25	53,521	53,522 (a)(c)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. Term SOFR + 1.064%)	5.674%	10/15/36	1,110,000	1,102,396 (a)(c)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	5.621%	6/20/35	163,667	153,205 (c)
HGI CRE CLO Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.114%)	5.725%	9/17/36	587,806	587,090 (a)(c)
KREF Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.184%)	5.795%	2/15/39	1,076,999	1,070,285 (a)(c)
Legacy Mortgage Asset Trust, 2020-RPL1 A1	3.000%	9/25/59	754,804	717,797 (a)(c)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (4.750% to 4/25/25 then 5.750%)	4.750%	4/25/61	518,860	518,455 (a)
Legacy Mortgage Asset Trust, 2021-GS5 A1	5.250%	7/25/67	1,094,691	1,091,916 (a)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	5.805%	10/16/36	$859,982	$857,033 (a)(c)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	400,632	388,122 (a)(c)
Mill City Mortgage Trust, 2015-2 M3	3.740%	9/25/57	628,066	619,338 (a)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	245,826	242,121
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	5.757%	11/15/34	173,277	172,443 (a)(c)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	108,672	103,163 (a)(c)
New Residential Mortgage Loan Trust, 2021- NQM3 A1	1.156%	11/27/56	690,295	598,124 (a)(c)
New Residential Mortgage Loan Trust, 2022- NQM2 A1	3.079%	3/27/62	805,977	750,781 (a)(c)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	612,407	504,506 (a)(c)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	617,781	518,216 (a)(c)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	770,742	631,077 (a)(c)
OBX Trust, 2021-NQM4 A1	1.957%	10/25/61	775,665	652,932 (a)(c)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	5.208%	10/15/36	853,755	849,826 (a)(c)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	987,334	830,540 (a)(c)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	728,303	736,408 (a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	5,661	1,970
Ready Capital Mortgage Financing LLC, 2021- FL6 A (1 mo. Term SOFR + 1.064%)	5.652%	7/25/36	142,631	142,132 (a)(c)
Residential Asset Securitization Trust, 2003- A11 A2, PAC (1 mo. Term SOFR + 0.564%)	5.152%	11/25/33	18,352	18,036 (c)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. Term SOFR + 1.264%)	5.873%	5/15/38	920,000	890,403 (a)(c)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	5.610%	1/15/39	1,560,000	1,553,166 (a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 1A1	7.450%	3/25/34	60,195	56,268 (c)
Structured Asset Securities Corp., 2005-RF3 2A	4.226%	6/25/35	235,685	209,694 (a)(c)
Towd Point Mortgage Trust, 2019-HY1 B1 (1 mo. Term SOFR + 2.264%)	6.852%	10/25/48	1,460,000	1,490,334 (a)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. Term SOFR + 0.694%)	5.282%	7/25/45	881,850	860,040 (c)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. Term SOFR + 0.834%)	5.422%	7/25/45	$282,637	$272,234 (c)
Wells Fargo Commercial Mortgage Trust, 2015- NXS3 ASB	3.371%	9/15/57	35,996	35,776

Total Collateralized Mortgage Obligations (Cost — $63,321,967)				61,167,927
Mortgage-Backed Securities — 3.5%
FHLMC — 1.1%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35	1,656,468	1,547,553
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	7/1/53	83,968	87,238
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.630%)	3.266%	1/1/49	3,849,772	3,695,802 (c)
Total FHLMC				5,330,593
FNMA — 1.6%
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	1,087,577	1,034,492
Federal National Mortgage Association (FNMA)	3.000%	4/1/38- 2/1/40	1,472,772	1,383,687
Federal National Mortgage Association (FNMA)	4.500%	11/1/38- 1/1/59	776,823	765,181
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	1,717,698	1,724,479
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	961,887	993,229
Federal National Mortgage Association (FNMA)	6.000%	11/1/53	1,197,916	1,222,092
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	7.336%	9/1/37	204,863	207,505 (c)
Total FNMA				7,330,665
GNMA — 0.8%
Government National Mortgage Association (GNMA) II	3.500%	9/20/48	21,274	19,658
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	137,438	117,096
Government National Mortgage Association (GNMA) II	5.500%	8/20/53	1,152,120	1,158,137
Government National Mortgage Association (GNMA) II	6.000%	11/20/53	1,162,187	1,188,017
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	6.500%	1/20/54	$1,203,942	$1,236,404
Total GNMA				3,719,312

Total Mortgage-Backed Securities (Cost — $17,067,104)				16,380,570
U.S. Government & Agency Obligations — 3.0%
U.S. Government Agencies — 0.2%
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.100%)	4.690%	6/18/26	1,210,000	1,209,970 (c)
U.S. Government Obligations — 2.8%
U.S. Treasury Notes	4.250%	12/31/25	860,000	859,160
U.S. Treasury Notes	4.625%	11/15/26	190,000	191,514
U.S. Treasury Notes	4.625%	4/30/29	4,630,000	4,726,489
U.S. Treasury Notes	4.125%	10/31/29	7,120,000	7,131,959
Total U.S. Government Obligations				12,909,122

Total U.S. Government & Agency Obligations (Cost — $13,986,863)				14,119,092
Senior Loans — 1.1%
Communication Services — 0.4%
Media — 0.4%
Charter Communications Operating LLC, Term Loan B4 (3 mo. Term SOFR + 2.000%)	6.593%	12/7/30	632,326	631,870 (c)(g)(h)
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.187%	9/18/26	476,121	478,280 (c)(g)(h)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.224%	1/31/28	590,000	585,301 (c)(g)(h)

Total Communication Services				1,695,451
Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.0%††
1011778 BC Unlimited Liability Co., Term Loan B6 (1 mo. Term SOFR + 1.750%)	6.323%	9/20/30	58,096	58,133 (c)(g)(h)
Specialty Retail — 0.2%
Harbor Freight Tools USA Inc., Initial Term Loan	7.073- 7.241%	6/11/31	379,050	374,279 (c)(g)(h)
Rent-A-Center Inc., Term Loan B2 (3 mo. Term SOFR + 2.750%)	7.335%	2/17/28	508,362	510,904 (c)(g)(h)(i)
Total Specialty Retail				885,183

Total Consumer Discretionary				943,316
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financials — 0.2%
Financial Services — 0.1%
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	6.354%	11/6/28	$275,000	$276,842 (c)(g)(h)
Insurance — 0.1%
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	7.937%	7/31/27	534,761	535,304 (c)(g)(h)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	8.923%	8/21/28	47,389	47,647 (c)(g)(h)
Total Insurance				582,951

Total Financials				859,793
Health Care — 0.1%
Health Care Providers & Services — 0.0%††
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (3 mo. Term SOFR + 2.150%)	6.735%	11/15/27	284,934	279,744 (c)(g)(h)
Pharmaceuticals — 0.1%
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	6.823%	5/5/28	435,363	438,006 (c)(g)(h)

Total Health Care				717,750
Industrials — 0.1%
Commercial Services & Supplies — 0.1%
APi Group DE Inc., 2021 Repriced Term Loan B (1 mo. Term SOFR + 2.000%)	6.573%	1/3/29	294,382	295,784 (c)(g)(h)

Information Technology — 0.1%
Software — 0.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.573%	10/16/26	362,323	355,916 (c)(g)(h)

Total Senior Loans (Cost — $4,878,091)				4,868,010
Sovereign Bonds — 0.3%
Canada — 0.3%
Province of Quebec Canada, Senior Notes (Cost — $1,309,194)	0.600%	7/23/25	1,340,000	1,306,854
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $96.375	12/12/25	44	$110,000	39,875
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Expiration Date	Contracts	Notional Amount	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 5-Year Notes Futures, Call @ $107.500	12/27/24	32	$32,000	$17,750

Total Purchased Options (Cost — $45,847)				57,625
Total Investments before Short-Term Investments (Cost — $426,691,914)				419,517,397
	Rate	Maturity Date	Face Amount
Short-Term Investments — 8.9%
Certificates of Deposit — 1.6%
Canadian Imperial Bank of Commerce	5.010%	2/10/25	$4,350,000	4,352,984
Credit Agricole Corporate and Investment Bank	5.010%	2/10/25	3,000,000	3,002,605

Total Certificates of Deposit (Cost — $7,350,000)				7,355,589
Commercial Paper — 0.8%
BNP Paribas New York Branch (Cost — $3,617,708)	4.797%	2/4/25	3,650,000	3,619,208 (j)

U.S. Government Agencies — 0.2%
Federal Home Loan Bank (FHLB), Discount Notes	4.682%	1/8/25	400,000	398,049 (j)
Federal Home Loan Bank (FHLB), Discount Notes	4.609%	2/26/25	420,000	415,462 (j)

Total U.S. Government Agencies (Cost — $813,608)				813,511
			Shares
Money Market Funds — 6.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $29,462,498)	4.603%		29,462,498	29,462,498 (k)(l)

Total Short-Term Investments (Cost — $41,243,814)				41,250,806
Total Investments — 99.2% (Cost — $467,935,728)				460,768,203
Other Assets in Excess of Liabilities — 0.8%				3,651,825
Total Net Assets — 100.0%				$464,420,028

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on this security is currently in default as of November 30, 2024.
(e)	Securities traded on a when-issued or delayed delivery basis.
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Rate shown represents yield-to-maturity.
(k)	Rate shown is one-day yield as of the end of the reporting period.
(l)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2024, the total market value of investments in Affiliated
Companies was $29,462,498 and the cost was $29,462,498 (Note 8).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Ultra-Short Income Fund
At November 30, 2024, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/13/24	$97.125	102	$255,000	$(638)
3-Month SOFR Futures, Call	12/12/25	96.875	44	110,000	(23,375)
3-Month SOFR Futures, Put	6/13/25	95.625	44	110,000	(11,275)
U.S. Treasury 5-Year Notes Futures, Call	12/27/24	106.750	29	29,000	(29,906)
U.S. Treasury 5-Year Notes Futures, Call	12/27/24	108.250	58	58,000	(14,953)
U.S. Treasury 5-Year Notes Futures, Put	12/27/24	106.750	29	29,000	(5,211)
Total Exchange-Traded Written Options (Premiums received — $137,980)					$(85,358)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At November 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	318	3/26	$76,447,217	$76,486,950	$39,733
Contracts to Sell:
3-Month SOFR	47	3/25	11,255,077	11,229,769	25,308
3-Month SOFR	96	6/25	23,008,948	22,990,800	18,148
U.S. Treasury 2-Year Notes	780	3/25	160,504,133	160,765,313	(261,180)
U.S. Treasury 5-Year Notes	303	3/25	32,453,390	32,603,273	(149,883)
U.S. Treasury 10-Year Notes	60	3/25	6,603,401	6,671,250	(67,849)
U.S. Treasury Long-Term Bonds	14	3/25	1,630,648	1,673,000	(42,352)
U.S. Treasury Ultra 10-Year Notes	13	3/25	1,461,148	1,492,360	(31,212)
U.S. Treasury Ultra Long- Term Bonds	2	3/25	247,647	254,375	(6,728)
					(515,748)
Net unrealized depreciation on open futures contracts					$(476,015)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

 Western Asset Ultra-Short Income Fund
At November 30, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$7,856,000	10/14/27	2.600% annually	Daily SOFR Compound annually	$275,126	$2,568	$272,558
	12,260,000	11/18/28	Daily SOFR Compound annually	3.816% annually	47,646	—	47,646
	2,885,000	11/18/36	3.886% annually	Daily SOFR Compound annually	(47,660)	—	(47,660)
Total	$23,001,000				$275,112	$2,568	$272,544

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.43 Index	$2,360,000	12/20/29	5.000% quarterly	$202,845	$167,796	$35,049

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Ultra-Short Income Fund
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.590%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
November 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $438,473,230)	$431,305,705
Investments in affiliated securities, at value (Cost — $29,462,498)	29,462,498
Cash	1,007,608
Interest receivable	2,807,736
Deposits with brokers for open futures contracts and exchange-traded options	1,564,590
Deposits with brokers for centrally cleared swap contracts	419,983
Receivable for Fund shares sold	390,907
Dividends receivable from affiliated investments	105,944
Principal paydown receivable	25,455
Receivable for premiums on written options	13,947
Other assets	64
Prepaid expenses	59,206
Total Assets	467,163,643
Liabilities:
Payable for Fund shares repurchased	1,102,796
Payable for securities purchased	1,079,438
Payable to brokers — net variation margin on open futures contracts	163,537
Written options, at value (premiums received — $137,980)	85,358
Investment management fee payable	83,417
Service and/or distribution fees payable	40,145
Distributions payable	36,850
Payable to brokers — net variation margin on centrally cleared swap contracts	6,356
Trustees’ fees payable	1,004
Accrued expenses	144,714
Total Liabilities	2,743,615
Total Net Assets	$464,420,028
Net Assets:
Par value (Note 7)	$508
Paid-in capital in excess of par value	490,483,122
Total distributable earnings (loss)	(26,063,602)
Total Net Assets	$464,420,028
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
November 30, 2024
Net Assets:
Class A	$178,901,386
Class C	$4,515,088
Class C1	$84,907
Class I	$248,428,059
Class IS	$32,490,588
Shares Outstanding:
Class A	19,532,410
Class C	486,993
Class C1	9,332
Class I	27,230,184
Class IS	3,547,110
Net Asset Value:
Class A (and redemption price)	$9.16
Class C*	$9.27
Class C1 (and redemption price)	$9.10
Class I (and redemption price)	$9.12
Class IS (and redemption price)	$9.16

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended November 30, 2024

Investment Income:
Interest	$8,483,626
Dividends from affiliated investments	473,705
Less: Foreign taxes withheld	(803)
Total Investment Income	8,956,528
Expenses:
Investment management fee (Note 2)	667,253
Service and/or distribution fees (Notes 2 and 5)	240,763
Transfer agent fees (Notes 2 and 5)	181,981
Registration fees	59,734
Fund accounting fees	37,828
Audit and tax fees	20,807
Shareholder reports	13,281
Legal fees	9,266
Trustees’ fees	5,608
Commitment fees (Note 9)	1,962
Insurance	1,505
Custody fees	33
Fees recaptured by investment manager (Note 2)	26
Miscellaneous expenses	6,358
Total Expenses	1,246,405
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(159,050)
Net Expenses	1,087,355
Net Investment Income	7,869,173
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(1,320,554)
Futures contracts	(956,495)
Written options	183,905
Swap contracts	8,367
Net Realized Loss	(2,084,777)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	7,781,019
Futures contracts	(321,936)
Written options	5,181
Swap contracts	39,139
Change in Net Unrealized Appreciation (Depreciation)	7,503,403
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	5,418,626
Increase in Net Assets From Operations	$13,287,799
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended November 30, 2024 (unaudited) and the Year Ended May 31, 2024	November 30	May 31
Operations:
Net investment income	$7,869,173	$14,308,201
Net realized gain (loss)	(2,084,777)	2,054,554
Change in net unrealized appreciation (depreciation)	7,503,403	13,439,209
Increase in Net Assets From Operations	13,287,799	29,801,964
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(8,515,170)	(16,320,472)
Return of capital	—	(121,948)
Decrease in Net Assets From Distributions to Shareholders	(8,515,170)	(16,442,420)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	193,156,575	263,729,632
Reinvestment of distributions	8,312,687	16,305,934
Cost of shares repurchased	(186,808,781)	(307,920,340)
Increase (Decrease) in Net Assets From Fund Share Transactions	14,660,481	(27,884,774)
Increase (Decrease) in Net Assets	19,433,110	(14,525,230)
Net Assets:
Beginning of period	444,986,918	459,512,148
End of period	$464,420,028	$444,986,918
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.06	$8.79	$8.75	$9.03	$8.89	$9.10
Income (loss) from operations:
Net investment income	0.15	0.28	0.19	0.04	0.05	0.19
Net realized and unrealized gain (loss)	0.12	0.31	0.09	(0.23)	0.23	(0.16)
Total income (loss) from operations	0.27	0.59	0.28	(0.19)	0.28	0.03
Less distributions from:
Net investment income	(0.17)	(0.32)	(0.24)	(0.09)	(0.14)	(0.24)
Return of capital	—	(0.00)[3]	—	—	—	—
Total distributions	(0.17)	(0.32)	(0.24)	(0.09)	(0.14)	(0.24)
Net asset value, end of period	$9.16	$9.06	$8.79	$8.75	$9.03	$8.89
Total return[4]	2.99%	6.84%	3.28%	(2.09)%	3.21%	0.27%[5]
Net assets, end of period (millions)	$179	$170	$175	$271	$271	$106
Ratios to average net assets:
Gross expenses	0.69%[6]	0.68%	0.70%	0.66%	0.72%	0.84%
Net expenses[7,8]	0.64 [6]	0.65	0.65	0.65	0.64	0.71
Net investment income	3.39 [6]	3.13	2.18	0.47	0.51	2.06
Portfolio turnover rate	21%	38%	10%	47%[9]	47%[9]	76%[9]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 0.65%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. During the period July 20, 2018 through February 12, 2020, the expense limitation was 0.88%.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 46%, 39% and 75%.

See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.17	$8.90	$8.86	$9.15	$9.01	$9.06
Income (loss) from operations:
Net investment income (loss)	0.12	0.21	0.15	(0.02)	(0.02)	0.25 [3]
Net realized and unrealized gain (loss)	0.12	0.32	0.07	(0.25)	0.24	(0.14)
Total income (loss) from operations	0.24	0.53	0.22	(0.27)	0.22	0.11
Less distributions from:
Net investment income	(0.14)	(0.26)	(0.18)	(0.02)	(0.08)	(0.16)
Return of capital	—	(0.00)[4]	—	—	—	—
Total distributions	(0.14)	(0.26)	(0.18)	(0.02)	(0.08)	(0.16)
Net asset value, end of period	$9.27	$9.17	$8.90	$8.86	$9.15	$9.01
Total return[5]	2.58%	6.00%	2.50%	(2.93)%	2.39%	1.28%[3,6]
Net assets, end of period (000s)	$4,515	$5,100	$6,486	$2,831	$1,653	$1,813
Ratios to average net assets:
Gross expenses	1.43%[7]	1.42%	1.43%	1.44%	1.49%	1.61%
Net expenses[8,9]	1.41 [7]	1.40	1.40	1.44	1.43	0.10 [3]
Net investment income (loss)	2.62 [7]	2.36	1.68	(0.27)	(0.20)	2.74 [3]
Portfolio turnover rate	21%	38%	10%	47%[10]	47%[10]	76%[10]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2024 (unaudited).
[3]
Ratios and total return for Class C for the year ended May 31, 2020 reflect prior period 12b-1 fee reimbursements.
If these reimbursements were not included, net investment income per share would have been 0.19, total return would have been 0.38% and the net expense and net investment income ratios would have been 0.79% and
2.04%, respectively.

[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 1.17% for the year ended May 31, 2020.
[7]	Annualized.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.63%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 46%, 39% and 75%.

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class C1 Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.00	$8.73	$8.71	$8.95	$8.81	$9.03
Income (loss) from operations:
Net investment income (loss)	0.12	0.21	0.13	(0.03)	(0.01)	0.15
Net realized and unrealized gain (loss)	0.11	0.31	0.08	(0.15)	0.23	(0.18)
Total income (loss) from operations	0.23	0.52	0.21	(0.18)	0.22	(0.03)
Less distributions from:
Net investment income	(0.13)	(0.25)	(0.19)	(0.06)	(0.08)	(0.19)
Return of capital	—	(0.00)[3]	—	—	—	—
Total distributions	(0.13)	(0.25)	(0.19)	(0.06)	(0.08)	(0.19)
Net asset value, end of period	$9.10	$9.00	$8.73	$8.71	$8.95	$8.81
Total return[4]	2.62%	6.08%	2.40%	(2.04)%[5]	2.39%	(0.24)%[6]
Net assets, end of period (000s)	$85	$83	$80	$80	$364	$858
Ratios to average net assets:
Gross expenses	1.40%[7]	1.45%	1.52%	1.38%	1.54%	1.47%
Net expenses[8,9]	1.38 [7]	1.38	1.38	1.38	1.37	1.35
Net investment income (loss)	2.65 [7]	2.40	1.52	(0.35)	(0.08)	1.66
Portfolio turnover rate	21%	38%	10%	47%[10]	47%[10]	76%[10]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been -2.94% for the year ended May 31, 2022.
[6]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been -0.35% for the year ended May 31, 2020.
[7]	Annualized.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C1 shares did not exceed 1.38%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 46%, 39% and 75%.

See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.03	$8.76	$8.72	$9.00	$8.86	$9.06
Income (loss) from operations:
Net investment income	0.17	0.30	0.22	0.07	0.07	0.21
Net realized and unrealized gain (loss)	0.10	0.31	0.08	(0.23)	0.24	(0.15)
Total income (loss) from operations	0.27	0.61	0.30	(0.16)	0.31	0.06
Less distributions from:
Net investment income	(0.18)	(0.34)	(0.26)	(0.12)	(0.17)	(0.26)
Return of capital	—	(0.00)[3]	—	—	—	—
Total distributions	(0.18)	(0.34)	(0.26)	(0.12)	(0.17)	(0.26)
Net asset value, end of period	$9.12	$9.03	$8.76	$8.72	$9.00	$8.86
Total return[4]	3.02%	7.13%	3.55%	(1.84)%	3.50%	0.62%[5]
Net assets, end of period (000s)	$248,428	$232,722	$231,915	$270,925	$233,303	$95,351
Ratios to average net assets:
Gross expenses	0.47%[6]	0.45%	0.46%	0.43%	0.49%	0.62%
Net expenses[7,8]	0.37 [6]	0.38	0.38	0.38	0.37	0.48
Net investment income	3.64 [6]	3.40	2.48	0.75	0.80	2.34
Portfolio turnover rate	21%	38%	10%	47%[9]	47%[9]	76%[9]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.38%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to February 12, 2020, the expense limitation was 0.53%.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 46%, 39% and 75%.

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.06	$8.79	$8.75	$9.03	$8.89	$9.09
Income (loss) from operations:
Net investment income	0.17	0.31	0.22	0.08	0.07	0.23
Net realized and unrealized gain (loss)	0.11	0.31	0.09	(0.24)	0.24	(0.17)
Total income (loss) from operations	0.28	0.62	0.31	(0.16)	0.31	0.06
Less distributions from:
Net investment income	(0.18)	(0.35)	(0.27)	(0.12)	(0.17)	(0.26)
Return of capital	—	(0.00)[3]	—	—	—	—
Total distributions	(0.18)	(0.35)	(0.27)	(0.12)	(0.17)	(0.26)
Net asset value, end of period	$9.16	$9.06	$8.79	$8.75	$9.03	$8.89
Total return[4]	3.14%	7.16%	3.58%	(1.80)%	3.52%	0.69%[5]
Net assets, end of period (000s)	$32,491	$37,351	$46,364	$64,146	$19,424	$3,786
Ratios to average net assets:
Gross expenses	0.37%[6]	0.37%	0.38%	0.36%	0.41%	0.54%
Net expenses[7,8]	0.34 [6]	0.35	0.35	0.35	0.34	0.41
Net investment income	3.68 [6]	3.42	2.51	0.85	0.78	2.52
Portfolio turnover rate	21%	38%	10%	47%[9]	47%[9]	76%[9]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.35%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.
In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to
February 12, 2020, the expense limitation was 0.43%.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 46%, 39% and 75%.

See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Ultra-Short Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

(the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$243,917,632	—	$243,917,632
Asset-Backed Securities	—	77,699,687	—	77,699,687
Collateralized Mortgage Obligations	—	61,167,927	—	61,167,927
Mortgage-Backed Securities	—	16,380,570	—	16,380,570
U.S. Government & Agency Obligations	—	14,119,092	—	14,119,092
Senior Loans:
Consumer Discretionary	—	432,412	$510,904	943,316
Other Senior Loans	—	3,924,694	—	3,924,694
Sovereign Bonds	—	1,306,854	—	1,306,854
Purchased Options	$57,625	—	—	57,625
Total Long-Term Investments	57,625	418,948,868	510,904	419,517,397
Short-Term Investments†:
Certificates of Deposit	—	7,355,589	—	7,355,589
Commercial Paper	—	3,619,208	—	3,619,208
U.S. Government Agencies	—	813,511	—	813,511
Money Market Funds	29,462,498	—	—	29,462,498
Total Short-Term Investments	29,462,498	11,788,308	—	41,250,806
Total Investments	$29,520,123	$430,737,176	$510,904	$460,768,203
Other Financial Instruments:
Futures Contracts††	$83,189	—	—	$83,189
Centrally Cleared Interest Rate Swaps††	—	$320,204	—	320,204
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	35,049	—	35,049
Total Other Financial Instruments	$83,189	$355,253	—	$438,442
Total	$29,603,312	$431,092,429	$510,904	$461,206,645

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$85,358	—	—	$85,358
Futures Contracts††	559,204	—	—	559,204
Centrally Cleared Interest Rate Swaps††	—	$47,660	—	47,660
Total	$644,562	$47,660	—	$692,222

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2024, the total notional value of all credit default swaps to sell protection was $2,360,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended November 30, 2024, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(i) Credit and market risk.  The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of November 30, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(m) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(n) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(o) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class I and Class IS shares did not exceed 0.65%, 1.63%, 1.38%, 0.38% and 0.35%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended November 30, 2024, fees waived and/or expenses reimbursed amounted to $159,050, which included an affiliated money market fund waiver of $11,459.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at November 30, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class I	Class IS
Expires May 31, 2025	$103,439	$1,284	$83	$217,247	$13,851
Expires May 31, 2026	47,561	1,080	56	168,779	8,412
Expires May 31, 2027	38,691	493	9	104,676	3,722
Total fee waivers/expense reimbursements subject to recapture	$189,691	$2,857	$148	$490,702	$25,985
For the six months ended November 30, 2024, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

Class C1
FTFA recaptured	$26
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended November 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $5,647 was earned by Investor Services.
There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. Class A shares of the Fund are not subject to a CDSC, however, Class A shares acquired through an exchange of shares from another fund sold by the Distributor that were subject to a CDSC remain subject to the original shares’ CDSC while held in the Fund.
For the six months ended November 30, 2024, CDSCs paid to Franklin Distributors and its affiliates were as follows:

Class A
CDSCs	$18
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended November 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$68,103,125	$16,057,823
Sales	71,980,487	16,712,385

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

At November 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$474,591,195	$1,628,038	$(15,451,030)	$(13,822,992)
Written options	(137,980)	70,940	(18,318)	52,622
Futures contracts	—	83,189	(559,204)	(476,015)
Swap contracts	170,364	355,253	(47,660)	307,593
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$57,625	—	$57,625
Futures contracts[3]	83,189	—	83,189
Centrally cleared swap contracts[4]	320,204	$35,049	355,253
Total	$461,018	$35,049	$496,067

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$85,358
Futures contracts[3]	559,204
Centrally cleared swap contracts[4]	47,660
Total	$692,222

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(165,573)	—	$(165,573)
Futures contracts	(956,495)	—	(956,495)
Written options	183,905	—	183,905
Swap contracts	(82,853)	$91,220	8,367
Total	$(1,021,016)	$91,220	$(929,796)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(17,081)	—	$(17,081)
Futures contracts	(321,936)	—	(321,936)
Written options	5,181	—	5,181
Swap contracts	4,090	$35,049	39,139
Total	$(329,746)	$35,049	$(294,697)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the six months ended November 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$55,368
Written options	42,440
Futures contracts (to buy)	67,528,891
Futures contracts (to sell)	192,591,837
Average Notional Balance
Interest rate swap contracts	$23,509,571
Credit default swap contracts (sell protection)	4,562,857

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended November 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$216,807	$63,934
Class C	23,641	1,441
Class C1	315	92
Class I	—	116,405
Class IS	—	109
Total	$240,763	$181,981
For the six months ended November 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$43,111
Class C	614
Class C1	11
Class I	110,690
Class IS	4,624
Total	$159,050
6. Distributions to shareholders by class

	Six Months Ended November 30, 2024	Year Ended May 31, 2024
Net Investment Income:
Class A	$3,195,224	$5,894,331
Class C	68,860	154,368
Class C1	1,236	2,306
Class I	4,548,090	8,685,811
Class IS	701,760	1,583,656
Total	$8,515,170	$16,320,472
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended November 30, 2024	Year Ended May 31, 2024
Return of Capital:
Class A	—	$44,043
Class C	—	1,154
Class C1	—	17
Class I	—	64,901
Class IS	—	11,833
Total	—	$121,948
7. Shares of beneficial interest
At November 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2024		Year Ended May 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,906,116	$35,580,856	8,363,843	$74,770,875
Shares issued on reinvestment	344,241	3,139,051	655,005	5,859,233
Shares repurchased	(3,448,041)	(31,401,535)	(10,160,174)	(90,569,620)
Net increase (decrease)	802,316	$7,318,372	(1,141,326)	$(9,939,512)
Class C
Shares sold	75,244	$692,677	157,907	$1,438,893
Shares issued on reinvestment	7,427	68,530	17,135	154,988
Shares repurchased	(151,662)	(1,397,017)	(348,089)	(3,148,781)
Net decrease	(68,991)	$(635,810)	(173,047)	$(1,554,900)
Class C1
Shares sold	—	—	—	—
Shares issued on reinvestment	136	$1,230	260	$2,312
Shares repurchased	—	—	(202)	(1,778)
Net increase	136	$1,230	58	$534
Class I
Shares sold	17,122,211	$155,582,888	20,268,276	$180,737,619
Shares issued on reinvestment	499,039	4,531,521	975,878	8,699,201
Shares repurchased	(16,172,901)	(146,903,546)	(21,949,555)	(195,557,225)
Net increase (decrease)	1,448,349	$13,210,863	(705,401)	$(6,120,405)

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

	Six Months Ended November 30, 2024		Year Ended May 31, 2024
	Shares	Amount	Shares	Amount
Class IS
Shares sold	142,872	$1,300,154	759,028	$6,782,245
Shares issued on reinvestment	62,797	572,355	177,867	1,590,200
Shares repurchased	(780,131)	(7,106,683)	(2,090,180)	(18,642,936)
Net decrease	(574,462)	$(5,234,174)	(1,153,285)	$(10,270,491)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended November 30, 2024. The following transactions were effected in such company for the six months ended November 30, 2024.

	Affiliate Value at May 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$5,407,891	$221,615,701	221,615,701	$197,561,094	197,561,094

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$473,705	—	$29,462,498
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of
Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended November 30, 2024.
10. Deferred capital losses
As of May 31, 2024, the Fund had deferred capital losses of $9,401,921, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset Ultra-Short Income Fund 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
Western Asset Ultra-Short Income Fund

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Western Asset
Ultra-Short Income Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Ultra-Short Income Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Ultra-Short Income Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Ultra-Short Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90063-SFSOI 1/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 22, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 22, 2025